Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of Property and equipment

Property and equipment as of June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Property and equipment, at cost	206,006	88,758
Accumulated depreciation	(141,738)	(51,029)
Property and equipment, net	64,269	37,729

Property and equipment as of December 31, 2019 and 2018 consisted of the following:

	2019	2018
Property and equipment, at cost	$88,758	$76,205
Accumulated depreciation	(51,029)	(41,692)
Property and equipment, net	$37,729	$34,513

Computation of Diluted EPS

Warrants, stock options, and common stock issuable upon the conversion of the Company's convertible debt or preferred stock (if any), are not included in the computation if the effect would be anti-dilutive.

	Three-months ended	Three-months ended	Six-months ended	Six-months ended
Numerator	June 30, 2020	June 30, 2019	June 30 2020	June 30, 2019
Net loss applicable to common shareholders	$(373,350)	$(218,389)	$(3,822,129)	$(1,624,364)

Denominator
Weighted average number of common shares outstanding	56,908,703	41,807,563	51,113,403	41,603,563

Net loss per share (basic and diluted)	$(0.01)	$(0.01)	$(0.07)	$(0.04)

The computation of Diluted EPS does not assume exercise or conversion of securities that would have an anti-dilutive effect on net loss per common share

	2019	2018
Numerator
Net loss applicable to common shareholders	$(5,135,731)	$(3,823,913)

Denominator
Weighted average number of common shares outstanding	42,154,948	36,108,948

Net loss per share (basic and diluted)	$(0.12)	$(0.11)

Canfield [Member]
Schedule of Inventory

The Company carries inventory of durable medical equipment and medical supplies for resale.  Inventory is accounted for on a first–in first-out basis. Inventory consists of the following:

	December 31, 2019	December 31, 2018
Durable medical equipment	$22,759	$33,570
Medical supplies	249	1,076
Enteral	7,551	7,049
TOTALS	$30,559	$41,695

Classification of percent of total revenues

The amount of revenue earned from each classification as a percent of total revenues is as follows:

	December 31,
	2019	2018
Medicare	19%	29%
Medicaid	7%	9%
Private pay/private insurance	73%	58%
Other	1%	4%
Total	100%	100%

Schedule of Property and equipment

Property and equipment are recorded at cost and consist of the following:

	December 31,
	2019	2018
Office equipment	$2,934	$2,934
Vehicles	70,208	70,208
Wheelchair rental pool	66,191	78,392
Total property and equipment	139,333	151,534
Accumulated depreciation	(95,488)	(92,907)
Net property and equipment	$43,845	$58,627

Computation of Diluted EPS

The computation of Diluted EPS does not assume exercise or conversion of securities that would have an anti-dilutive effect on net income per common share.

	Year Ended December 31, 2019	Year Ended December 31, 2018
Numerator
Net income (loss) applicable to common shareholders	$(477,234)	$68,206

Denominator
Weighted average common shares outstanding, basic	11,635,534	11,385,693
Stock options	300,000	—
Weighted average common shares outstanding, diluted	11,935,534	11,385,693
Net Income per share - Basic	$(0.04)	$0.01
Income per shares - Diluted	$(0.04)	$0.01

Schedule of selling, general and administrative expenses

Other selling, general and administrative expenses included the following:

	December 31,
	2019	2018
Rent	$27,504	$27,504
Office expenses	25,765	40,727
Other SG&A	150,806	126,079
Total	$204,075	$194,310